Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	$ 75,719	$ 85,293
Trade receivables, net	70,755	67,947
Tax receivables (1)	60,851	27,118
Government grant receivables	16,606	7,904
Other receivables	7,784	8,494
Trade and other receivables	155,996	111,463
Accumulated impairment
Trade and other current receivables [abstract]
Less – allowance for doubtful debts	$ (4,964)	$ (17,346)